Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade and other current payables [abstract]
Product development related expenses	SFr 10,478	SFr 13,156
Personnel related expenses	3,684	4,491
General and administration related expenses	1,161	1,385
Other payables	1,347	935
Total	SFr 16,670	SFr 19,967